UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity® New York AMT Tax-Free
Money Market Fund

and

Fidelity New York Municipal
Money Market Fund

Annual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New York AMT Tax-Free Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Fidelity New York AMT Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.20	$ 2.03**
Hypothetical A	$ 1,000.00	$ 1,023.19	$ 2.04**
Fidelity New York Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.80	$ 2.54
Hypothetical A	$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity New York AMT Tax-Free Money Market Fund	.40%**
Fidelity New York Municipal Money Market Fund	.50%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .30% and the expenses paid in the actual and hypothetical examples above would have been $1.52 and $1.53, respectively.

Annual Report

Fidelity New York AMT Tax-Free Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/07	% of fund's investments 7/31/06	% of fund's investments 1/31/06
0 - 30	91.7	90.8	84.8
31 - 90	1.0	3.7	6.7
91 - 180	3.5	0.9	1.6
181 - 397	3.8	4.6	6.9
Weighted Average Maturity
	1/31/07	7/31/06	1/31/06
Fidelity New York AMT Tax-Free Money Market Fund	24 Days	23 Days	29 Days
New York Tax-Free Money Market Funds Average*	24 Days	24 Days	26 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
Variable Rate Demand Notes (VRDNs) 88.9%	Variable Rate Demand Notes (VRDNs) 81.5%
Commercial Paper (including CP Mode) 1.8%	Commercial Paper (including CP Mode) 3.6%
Tender Bonds 0.5%	Tender Bonds 4.6%
Municipal Notes 7.4%	Municipal Notes 5.7%
Other Investments 0.6%	Other Investments 2.4%
Net Other Assets 0.8%	Net Other Assets 2.2%

Current and Historical Seven-Day Yields

	1/29/07	10/30/06	7/31/06	5/1/06	1/30/06
Fidelity New York AMT Tax-Free Money Market Fund	3.23%	3.19%	3.28%	3.26%	2.64%
If Fidelity had not reimbursed certain fund expenses	3.21%	3.17%	3.26%	3.23%	2.62%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York AMT Tax-Free Money Market Fund

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount	Value (Note 1)
New York - 96.3%
Albany City School District BAN 4.5% 6/29/07	$ 40,000,000	$ 40,128,158
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.64%, LOC Keybank Nat'l. Assoc., VRDN (a)	3,820,000	3,820,000
Erie County Indl. Dev. Agcy. School Facility Rev. Participating VRDN Series TOC 05 J, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	3,335,000	3,335,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,520,000	13,520,000
Hicksville Union Free School District TAN 4.5% 6/28/07	1,000,000	1,002,963
Hudson Yards Infrastructure Corp. Participating VRDN Series Putters 1667, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,360,000	4,360,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.67%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,540,000	6,540,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.64% (Liquidity Facility Bank of America NA) (a)(c)	17,100,000	17,100,000
Series MS 06 1416, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	10,100,000	10,100,000
Series MS 1207, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	8,000,000	8,000,000
Series MS 1251, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	1,940,000	1,940,000
3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	22,880,000	22,880,000
Lloyd BAN 4% 10/5/07	9,086,000	9,113,189
Long Island Pwr. Auth. Participating VRDN Series Solar 06 119, 3.61% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	27,730,000	27,730,000
Longwood Central School District TAN 4.5% 6/28/07	3,500,000	3,509,514
Metropolitan Trans. Auth. Dedicated Tax Fund:
Participating VRDN:
Series EGL 01 3205 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	8,300,000	8,300,000
Series EGL 02 6003 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	7,700,000	7,700,000
Series EGL 06 0133, 3.66% (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
Series EGL 06 0147, 3.66% (Liquidity Facility Citibank NA) (a)(c)	24,500,000	24,500,000
Series EGL 07 0008, Class A, 0% (Liquidity Facility Citibank NA) (a)(c)	11,385,000	11,385,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund: - continued
Participating VRDN:
Series EGL 98 3203, 3.66% (Liquidity Facility Citibank NA) (a)(c)	$ 4,900,000	$ 4,900,000
Series PA 1098, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,400,000	1,400,000
Series PA 1400, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,625,000	8,625,000
Series A1, 3.61% (XL Cap. Assurance, Inc. Insured), VRDN (a)	27,530,000	27,530,000
Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series EGL 03 51 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	5,145,000	5,145,000
Series EGL 06 0015, Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Series EGL 06 0064, 3.66% (Liquidity Facility Citibank NA) (a)(c)	23,360,000	23,360,000
Series EGL 06 0114, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,200,000	8,200,000
Series EGL 7053019 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,100,000	6,100,000
Series FRRI 02 F, 3.64% (Liquidity Facility Bank of New York, New York) (a)(c)	1,600,000	1,600,000
Series MS 724X, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Series MSTC 7001, 3.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,500,000	2,500,000
Series PA 1036, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,995,000	2,995,000
Series PA 1040, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,400,000	5,400,000
Series PA 1083, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,545,000	13,545,000
Series PT 1466, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,960,000	4,960,000
Series PT 1946, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,575,000	11,575,000
Series PT 1969, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,215,000	5,215,000
Series PT 1972, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,875,000	3,875,000
Series PT 988, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,720,000	5,720,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series Putters 989, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 6,295,000	$ 6,295,000
Series G, 3.71%, LOC BNP Paribas SA, VRDN (a)	13,200,000	13,200,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,515,000	8,515,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,000,000	11,000,000
Mount Sinai Union Free School District TAN 4.5% 6/22/07	5,900,000	5,918,461
New York City Gen. Oblig.:
Bonds Series I, 6.25% 4/15/27 (Pre-Refunded to 4/15/07 @ 101) (b)	4,530,000	4,598,232
Participating VRDN:
Series CRVS 05 22, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,700,000	4,700,000
Series DB 167, 3.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,700,000	8,700,000
Series DB 172, 3.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,500,000	3,500,000
Series DB 178, 3.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	10,400,000	10,400,000
Series FP14, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,740,000	9,740,000
Series LB 05 FP09, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,700,000	7,700,000
Series MS 00 394, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	1,250,000	1,250,000
Series MS 01 525, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	5,910,000	5,910,000
Series MS 06 1454, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	7,055,000	7,055,000
Series MS 06 1585, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	4,250,000	4,250,000
Series PA 1336, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,700,000	6,700,000
Series PA 1363, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,750,000	3,750,000
Series PT 2217, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,980,000	3,980,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PT 2480, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 4,880,000	$ 4,880,000
Series PT 2615, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	4,225,000	4,225,000
Series PT 3069, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,535,000	13,535,000
Series PT 3415, 3.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	19,980,000	19,980,000
Series PT 3420, 3.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	7,570,000	7,570,000
Series PT 3821, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,440,000	6,440,000
Series PT 962, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,000,000	2,000,000
Series PT 991, 3.43% (Liquidity Facility BNP Paribas SA) (a)(c)	10,000,000	10,000,000
Series Putters 1088, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,810,000	13,810,000
Series Putters 1221, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,825,000	17,825,000
Series SGB 35, 3.61% (Liquidity Facility Societe Generale) (a)(c)	13,000,000	13,000,000
Series Stars 177, 3.66% (Liquidity Facility BNP Paribas SA) (a)(c)	13,980,000	13,980,000
Series 1994 A10, 3.69%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Series 1994 A7, 3.67%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Series 1994 B2, 3.69%, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Subseries J3, 3.46%, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (20 Exchange Place Proj.) Series 2006 A, 3.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)	30,000,000	30,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 3.45%, LOC Fannie Mae, VRDN (a)	8,000,000	8,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Sephardic Cmnty. Youth Ctr. Proj.) 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,000,000	10,000,000
(The Birch Wathen Lenox School Proj.) 3.63%, LOC Allied Irish Banks PLC, VRDN (a)	2,625,000	2,625,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 3.55%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	$ 10,000,000	$ 10,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series AAB 06 3, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	8,335,000	8,335,000
Series EGL 06 69 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	13,000,000	13,000,000
Series Floaters 06 1329, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series LB 06 P45U, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	20,320,000	20,320,000
Series MOTC PA 1403, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series MS 06 1501, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	17,000,000	17,000,000
Series MS 1105, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	3,660,000	3,660,000
Series PA 1022, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PA 1327, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,280,000	5,280,000
Series PA 921, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	25,970,000	25,970,000
Series PT 2443, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,215,000	7,215,000
Series ROC II R 602, 3.65% (Liquidity Facility Citibank NA) (a)(c)	4,500,000	4,500,000
Series ROC II R3, 3.65% (Liquidity Facility Citibank NA) (a)(c)	7,000,000	7,000,000
Series ROC II R406, 3.65% (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series SGB 25, 3.64% (Liquidity Facility Societe Generale) (a)(c)	13,200,000	13,200,000
Series 1, 3.67% 2/8/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	32,100,000	32,100,000
Series 1994 G, 3.67% (FGIC Insured), VRDN (a)	4,350,000	4,350,000
Series 1995 A, 3.7% (FGIC Insured), VRDN (a)	6,000,000	6,000,000
Series 2003 F2, 3.69% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,465,000	14,465,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2006 AA1, 3.66% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 27,700,000	$ 27,700,000
New York City Trans. Fin. Auth. Participating VRDN Series Eagle 06 0149, 3.66% (Liquidity Facility Citibank NA) (a)(c)	7,500,000	7,500,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev.:
Participating VRDN Series SGA 91, 3.73% (Liquidity Facility Societe Generale) (a)(c)	7,550,000	7,550,000
(The Pierpont Morgan Library Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,815,000	6,815,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series PT 410, 3.65% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	5,800,000	5,800,000
Series SG 99, 3.63% (Liquidity Facility Societe Generale) (a)(c)	16,200,000	16,200,000
New York Metropolitan Trans. Auth. Participating VRDN Series Solar 06 28, 3.61% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,500,000	2,500,000
New York State Dorm. Auth. Revs.:
Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)(d)	11,075,000	11,075,000
Participating VRDN:
Series BA 01 D, 3.64% (Liquidity Facility Bank of America NA) (a)(c)	1,000,000	1,000,000
Series EGL 06 0138, 3.66% (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series EGL 06 47 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	12,700,000	12,700,000
Series EGL 07 0002, 3.66% (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
Series Floaters 00 310, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	2,895,000	2,895,000
Series Floaters 06 1418, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	7,618,000	7,618,000
Series FRRI 02 L25J, 3.51% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	39,075,000	39,075,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Merlots 00 A30, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,895,000	$ 2,895,000
Series Merlots 00 G, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,700,000	10,700,000
Series Merlots 00 X, 3.52% (Liquidity Facility Bank of New York, New York) (a)(c)	4,000,000	4,000,000
Series Merlots 01 A30, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,380,000	1,380,000
Series Merlots 01 A65, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,235,000	2,235,000
Series Merlots 02 A56, 3.52% (Liquidity Facility Bank of New York, New York) (a)(c)	21,695,000	21,695,000
Series Merlots 03 B9, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,415,000	7,415,000
Series MS 06 1520, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	3,040,000	3,040,000
Series MS 12216, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	12,000,000	12,000,000
Series MSDW 00 305, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	14,000,000	14,000,000
Series PA 784R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series PT 2592, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,455,000	7,455,000
Series ROC II R4558, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,955,000	1,955,000
Series Solar 05 05, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	6,280,000	6,280,000
Series F2A, 3.55% (FSA Insured), VRDN (a)	25,800,000	25,800,000
New York State Envir. Facilities Corp. Participating VRDN:
Series Putters 652, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,290,000	6,290,000
Series ROC II R2169, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,440,000	7,440,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Floaters 01 658, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	1,600,000	1,600,000
Series MS 731, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	38,579,500	38,579,500
Series PT 2108, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN: - continued
Series ROC II R 7031, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 10,395,000	$ 10,395,000
Series ROC II R4001, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,425,000	6,425,000
New York State Gen. Oblig. Bonds Series 2006 A, 4.5% 3/15/07	7,005,000	7,013,080
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 3.47%, LOC Bank of New York, New York, VRDN (a)	34,900,000	34,900,000
(MF Associates Proj.) Series 1991, 3.48%, LOC Landesbank Hessen-Thuringen, VRDN (a)	33,265,000	33,265,000
Series A, 3.49%, LOC Eurohypo AG, VRDN (a)	3,800,000	3,800,000
New York State Hsg. Fin. Svc. Contract Rev.:
Series 2003 I, 3.46%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,500,000	23,500,000
Series B, 3.45%, LOC BNP Paribas SA, VRDN (a)	3,500,000	3,500,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1, 3.62% 3/7/07, CP	7,000,000	7,000,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	14,100,000	14,100,000
Series ROC II R4076, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,025,000	2,025,000
Series SG 121, 3.63% (Liquidity Facility Societe Generale) (a)(c)	6,565,000	6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Series MSTC 9045, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,990,000	9,990,000
Series Putters 1049, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,020,000	16,020,000
Series Putters 330, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	16,110,000	16,110,000
Series ROC II R458, 3.65% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 3538, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,995,000	$ 4,995,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN:
Series MT 292, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Series ROC 6093, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,070,000	5,070,000
Series ROC II R6030, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,245,000	3,245,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3205, 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,325,000	6,324,584
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,000,000	13,000,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series FRRI 01 N11, 3.54% (Liquidity Facility Bank of New York, New York) (a)(c)	5,075,000	5,075,000
Series FRRI 02 L21, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	22,175,000	22,175,000
Series Merlots 99 G, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,300,000	11,300,000
Series Merlots A40, 3.52% (Liquidity Facility Bank of New York, New York) (a)(c)	4,940,000	4,940,000
Series MS 00 283, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	11,245,000	11,245,000
Series MS 00 433, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	1,817,500	1,817,500
Series MS 01 698, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	9,978,000	9,978,000
Series MS 06 1401, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	20,805,500	20,805,500
Series MSDW 00 319, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	5,465,000	5,465,000
Series PT 1814, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,265,000	5,265,000
Series PT 1839, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,400,000	5,400,000
Series Putters 628, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,285,000	7,285,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 830, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 5,555,000	$ 5,555,000
Series ROC II R1039, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,370,000	2,370,000
Series ROC II R2052, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,990,000	1,990,000
Series ROC II R2054, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,760,000	3,760,000
Series 2003 1A, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,400,000	6,400,000
Subseries 2003 C4, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,755,000	1,755,000
Riverhead Central School District TAN 4% 6/29/07	15,600,000	15,630,869
Rochester Gen. Oblig. BAN Series II, 4% 10/19/07	14,300,000	14,345,249
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	20,900,000	20,976,716
TAN:
4% 12/20/07	28,100,000	28,212,909
4% 12/20/07	10,200,000	10,239,260
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,720,000	2,720,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 2450, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,380,000	1,380,000
Series Putters 1133Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700,000	5,700,000
Series Putters 1438Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,445,000	6,445,000
Series Putters 629, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600,000	2,600,000
Series ROC II R 6084, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,705,000	5,705,000
Schenectady Gen. Oblig. BAN 4.5% 5/24/07, LOC Bank of America NA	2,200,000	2,205,402
Suffolk County Gen. Oblig. Bonds Series A, 4.5% 5/1/07 (CIFG North America Insured)	3,000,000	3,006,251
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.56%, LOC Keybank Nat'l. Assoc., VRDN (a)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.5%, LOC Bank of America NA, VRDN (a)	10,950,000	10,950,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Syracuse Gen. Oblig. RAN Series C, 4.25% 6/29/07, LOC Bank of America NA	$ 9,000,000	$ 9,026,358
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MS 06 1457, 3.71% (Liquidity Facility Morgan Stanley) (a)(c)	8,775,000	8,775,000
Series MT 32, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,995,000	2,995,000
Series PT 1907, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,275,000	5,275,000
Series PT 1987, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,365,000	11,365,000
Series PT 1992, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,360,000	10,360,000
Series PT 2182, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,150,000	5,150,000
Series PT 835, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,400,000	7,400,000
Series PT 875, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,000,000	6,000,000
Series PT 893, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(c)	16,895,000	16,895,000
Series ROC II R2034, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,900,000	2,900,000
Series ROC II R4508, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,215,000	10,215,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,415,000	5,415,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	3,700,000	3,700,000
Series EGL 02 6024 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Series EGL 03 4, Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	4,500,000	4,500,000
Series EGL 03 55 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	4,985,000	4,985,000
Series MS 06 1403, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	5,155,000	5,155,000
Series MSTC 02 207, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Series PA 1074, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series PA 948, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,200,000	$ 7,200,000
Series PT 2017, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,440,000	1,440,000
Series PT 3437, 3.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	21,300,000	21,300,000
Series ROC II R1008, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,105,000	3,105,000
Series ROC II R1032, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,310,000	5,310,000
Series ROC II R2013, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,800,000	3,800,000
Series SGB 43, 3.64% (Liquidity Facility Societe Generale) (a)(c)	15,500,000	15,500,000
Series 2002 F, 3.62% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	38,065,000	38,065,000
Series 2005 A, 3.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,300,000	11,300,000
Subseries B3, 3.59% (Liquidity Facility Bank of America NA), VRDN (a)	24,400,000	24,400,000
Upstate Telecommunications Corp. Rev. 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,900,000	5,900,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.64%, LOC Keybank Nat'l. Assoc., VRDN (a)	3,270,000	3,270,000
		2,120,984,695
New York & New Jersey - 1.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series EGL 06 0134, 3.65% (Liquidity Facility Citibank NA) (a)(c)	17,600,000	17,600,000
Series MS 766, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	4,245,000	4,245,000
Series PA 1251, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
		25,545,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 R, 3.61% (Liquidity Facility Bank of America NA) (a)(c)	$ 10,400,000	$ 10,400,000
Series ROC II R 636CE, 3.61% (Liquidity Facility Citigroup, Inc.) (a)(c)	28,100,000	28,100,000
		38,500,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,185,029,695)		2,185,029,695
NET OTHER ASSETS - 0.8%		18,357,304
NET ASSETS - 100%		$ 2,203,386,999
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,075,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York State Dorm. Auth. Revs. Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	2/23/06	$ 11,075,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Fidelity New York AMT Tax-Free Money Market Fund

Statement of Assets and Liabilities

	January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,185,029,695)		$ 2,185,029,695
Cash		230,517
Receivable for investments sold		1,500,868
Receivable for fund shares sold		19,074,600
Interest receivable		16,964,714
Receivable from investment adviser for expense reductions		40,690
Other receivables		282,223
Total assets		2,223,123,307

Liabilities
Payable for investments purchased	$ 11,385,000
Payable for fund shares redeemed	7,255,067
Distributions payable	326,476
Accrued management fee	768,314
Other affiliated payables	1,451
Total liabilities		19,736,308

Net Assets		$ 2,203,386,999
Net Assets consist of:
Paid in capital		$ 2,202,976,308
Undistributed net investment income		86,636
Accumulated undistributed net realized gain (loss) on investments		324,055
Net Assets, for 2,202,661,884 shares outstanding		$ 2,203,386,999
Net Asset Value, offering price and redemption price per share ($2,203,386,999 ÷ 2,202,661,884 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York AMT Tax-Free Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2007

Investment Income
Interest		$ 64,835,495

Expenses
Management fee	$ 8,105,823
Independent trustees' compensation	6,661
Total expenses before reductions	8,112,484
Expense reductions	(2,150,178)	5,962,306
Net investment income		58,873,189
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		248,173
Net increase in net assets resulting from operations		$ 59,121,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 58,873,189	$ 30,268,233
Net realized gain (loss)	248,173	112,172
Net increase in net assets resulting from operations	59,121,362	30,380,405
Distributions to shareholders from net investment income	(58,872,036)	(30,266,254)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,961,930,603	1,278,004,502
Reinvestment of distributions	55,588,981	28,578,382
Cost of shares redeemed	(1,371,549,509)	(922,042,676)
Net increase (decrease) in net assets and shares resulting from share transactions	645,970,075	384,540,208
Total increase (decrease) in net assets	646,219,401	384,654,359

Net Assets
Beginning of period	1,557,167,598	1,172,513,239
End of period (including undistributed net investment income of $86,636 and undistributed net investment income of $1,735, respectively)	$ 2,203,386,999	$ 1,557,167,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Years ended January 31,
	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.022	.009	.007	.011
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.031	.022	.009	.007	.011
Distributions from net investment income	(.031)	(.022)	(.009)	(.007)	(.011)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	(.031)	(.022)	(.009)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.15%	2.20%	.94%	.72%	1.14%
Ratios to Average Net Assets B
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.32%	.32%	.37%	.39%	.37%
Net investment income	3.12%	2.20%	.92%	.72%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,203,387	$ 1,557,168	$ 1,172,513	$ 1,072,558	$ 1,163,393

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/07	% of fund's investments 7/31/06	% of fund's investments 1/31/06
0 - 30	92.2	90.7	85.3
31 - 90	0.1	4.1	6.8
91 - 180	3.6	2.0	0.7
181 - 397	4.1	3.2	7.2
Weighted Average Maturity
	1/31/07	7/31/06	1/31/06
Fidelity New York Municipal Money Market Fund	24 Days	21 Days	28 Days
New York Tax-Free Money Market Funds Average*	24 Days	24 Days	26 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
Variable Rate Demand Notes (VRDNs) 83.7%	Variable Rate Demand Notes (VRDNs) 83.6%
Commercial Paper (including CP Mode) 2.7%	Commercial Paper (including CP Mode) 3.8%
Tender Bonds 0.5%	Tender Bonds 1.2%
Municipal Notes 6.8%	Municipal Notes 6.2%
Other Investments 0.1%	Other Investments 2.0%
Net Other Assets 6.2%	Net Other Assets 3.2%

Current and Historical Seven-Day Yields

	1/29/07	10/30/06	7/31/06	5/1/06	1/30/06
Fidelity New York Municipal Money Market Fund	3.14%	3.13%	3.13%	3.17%	2.58%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York Municipal Money Market Fund

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 93.8%
	Principal Amount	Value (Note 1)
New York - 85.6%
Albany City School District BAN 4.5% 6/29/07	$ 83,704,000	$ 83,972,184
Amherst BAN 4% 12/27/07	7,500,000	7,531,318
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 3.81%, LOC Regions Bank of Alabama, VRDN (a)(b)	615,000	615,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	2,440,000	2,440,000
Deer Park Union Free School District TAN 4.5% 6/27/07	13,000,000	13,036,090
East Islip Unified School District TAN 4.5% 6/29/07	11,000,000	11,030,905
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 3.67%, LOC HSBC Bank USA, VRDN (a)(b)	3,535,000	3,535,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,400,000	16,400,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.67%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,185,000	4,185,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.64% (Liquidity Facility Bank of America NA) (a)(c)	39,145,000	39,145,000
Series GS 06 41TP, 3.64% (Liquidity Facility Wells Fargo & Co.) (a)(c)	8,070,000	8,070,000
Series MS 06 1451, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	18,640,000	18,640,000
Series MS 1288, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	12,330,000	12,330,000
Series PT 3843, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,270,000	5,270,000
3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	22,705,000	22,705,000
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. Participating VRDN:
Series EGL 720050013 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	8,275,000	8,275,000
Series SG 125, 3.63% (Liquidity Facility Societe Generale) (a)(c)	5,200,000	5,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	9,565,000	9,565,000
Series EGL 02 6007 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	9,840,000	9,840,000
Series EGL 06 0133, 3.66% (Liquidity Facility Citibank NA) (a)(c)	27,980,000	27,980,000
Series EGL 06 0147, 3.66% (Liquidity Facility Citibank NA) (a)(c)	9,105,000	9,105,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 98 3203, 3.66% (Liquidity Facility Citibank NA) (a)(c)	$ 6,700,000	$ 6,700,000
Series PA 1098, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,400,000	10,400,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6028 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	5,145,000	5,145,000
Series EGL 03 37 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	7,235,000	7,235,000
Series EGL 06 0015, Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	7,000,000	7,000,000
Series EGL 06 0114, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	16,245,000	16,245,000
Series EGL 06 0146, 3.66% (Liquidity Facility Citibank NA) (a)(c)	28,000,000	28,000,000
Series EGL 7053019 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	13,700,000	13,700,000
Series FRRI 02 F, 3.64% (Liquidity Facility Bank of New York, New York) (a)(c)	4,059,000	4,059,000
Series MS 862, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	4,660,000	4,660,000
Series PA 1036, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,000,000	4,000,000
Series PA 1084, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,665,000	8,665,000
Series PT 1103, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	22,495,000	22,495,000
Series PT 1466, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,635,000	5,635,000
Series PT 988, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,100,000	6,100,000
Series Putters 1659, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,790,000	6,790,000
Series Putters 1662, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,335,000	11,335,000
Series ROC II R594PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (a)(c)	6,795,000	6,795,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series PT 1439, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,225,000	$ 7,225,000
Series PT 1836, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,775,000	9,775,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,065,000	2,065,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	580,000	580,000
(AJL Manufacturing Proj.) Series 1996 A, 3.81%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,135,000	4,135,000
(Flower City Proj.) 3.63%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	3,320,000	3,320,000
New York Participating VRDN Series LB 06 P36, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	17,000,000	17,000,000
New York City Gen. Oblig.:
Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	16,435,000	16,435,000
Participating VRDN:
Series CRVS 05 22, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,450,000	10,450,000
Series DB 167, 3.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	20,000,000	20,000,000
Series DB 172, 3.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	7,070,000	7,070,000
Series DB 178, 3.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	23,575,000	23,575,000
Series LB 05 F6, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,247,000	9,247,000
Series LB 05 FP09, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	17,060,000	17,060,000
Series LB 05 FP10, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,230,000	6,230,000
Series LB 06 FP2, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	21,805,000	21,805,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PA 1336, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 15,050,000	$ 15,050,000
Series PA 1363, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,750,000	3,750,000
Series PT 2480, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	13,515,000	13,515,000
Series PT 3333, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,340,000	5,340,000
Series PT 3415, 3.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,375,000	10,375,000
Series PT 3547, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,520,000	18,520,000
Series PT 991, 3.43% (Liquidity Facility BNP Paribas SA) (a)(c)	10,000,000	10,000,000
Series Putters 1299, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,365,000	5,365,000
Series Putters 1318, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,935,000	1,935,000
Series Putters 1341, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,825,000	1,825,000
Series Putters 647, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,685,000	7,685,000
Series RobIns 17, Class F, 3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	6,600,000	6,600,000
Series ROC 6081, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,010,000	8,010,000
Series ROC II R2138, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,745,000	6,745,000
Series Stars 176, 3.66% (Liquidity Facility BNP Paribas SA) (a)(c)	24,070,000	24,070,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Granite Terrace Apartments) Series A, 3.53%, LOC Citibank NA, VRDN (a)(b)	9,300,000	9,300,000
(Intervale Gardens Apartments) Series A, 3.53%, LOC Citibank NA, VRDN (a)(b)	8,100,000	8,100,000
Series A:
3.52%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	12,500,000	12,500,000
3.53%, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(One Columbus Place Dev. Proj.) Series A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	$ 51,800,000	$ 51,800,000
(Progress of People Dev. Proj.) Series A, 3.5%, LOC Fannie Mae, VRDN (a)(b)	5,225,000	5,225,000
(West 43rd Street Proj.) Series 1999 A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	50,685,000	50,685,000
Series 2001 A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	56,950,000	56,950,000
Series A:
3.51%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
3.51%, LOC Freddie Mac, VRDN (a)(b)	50,000,000	50,000,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
(270 East Burnside Avenue Apts.) Series A, 3.55%, LOC HSBC Bank USA, VRDN (a)(b)	6,500,000	6,500,000
(941 Hoe Avenue Apts. Proj.) Series A, 3.52%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	3,500,000	3,500,000
(Aldus Street Apts. Proj.) Series A, 3.52%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	8,100,000	8,100,000
(Courtland Avenue Apts. Proj.) Series A, 3.5%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	8,000,000	8,000,000
(Louis Nine Boulevard Apts. Proj.) Series A, 3.5%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	4,500,000	4,500,000
(Manhattan Court Dev. Proj.) Series A, 3.53%, LOC Citibank NA, VRDN (a)(b)	10,895,000	10,895,000
(Nagle Courtyard Apts. Proj.) Series A, 3.52%, LOC Bank of America NA, VRDN (a)(b)	8,400,000	8,400,000
(Ogden Avenue Apts. Proj.) Series A, 3.52%, LOC Bank of America NA, VRDN (a)(b)	10,175,000	10,175,000
(State Renaissance Court Proj.) Series A, 3.51%, LOC Freddie Mac, VRDN (a)(b)	8,200,000	8,200,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Series A:
3.5%, LOC Bank of New York, New York, VRDN (a)(b)	11,000,000	11,000,000
3.5%, LOC HSBC Bank USA, VRDN (a)(b)	8,500,000	8,500,000
3.52%, LOC HSBC Bank USA, VRDN (a)(b)	21,300,000	21,300,000
3.53%, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,740,000	10,740,000
3.55%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	50,500,000	50,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rev.: - continued
Series C, 3.52%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	$ 6,340,000	$ 6,340,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,350,000	2,350,000
(Mercy College Proj.) Series A, 3.64%, LOC Keybank Nat'l. Assoc., VRDN (a)	6,200,000	6,200,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,895,000	1,895,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN Series EGL 06 0112, Class A 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,190,000	6,190,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)(d)	4,995,000	4,995,000
Participating VRDN:
Series MT 189, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,200,000	8,200,000
Series ROC II R474CE, 3.69% (Liquidity Facility Citibank NA) (a)(b)(c)	3,610,000	3,610,000
(Korean Air Proj.) Series A, 3.54%, LOC HSBC Bank USA, VRDN (a)(b)	25,600,000	25,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 33 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	1,925,000	1,925,000
Series EGL 04 37 Class A, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	11,000,000	11,000,000
Series EGL 06 69 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	22,570,000	22,570,000
Series EGL 3207, 3.66% (Liquidity Facility Citibank NA) (a)(c)	12,900,000	12,900,000
Series Floaters 06 1329, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	7,300,000	7,300,000
Series Floaters 06 1351, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	27,930,000	27,930,000
Series Floaters 06 1352, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	12,675,500	12,675,500
Series MS 06 1470, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	7,500,000	7,500,000
Series MS 726X, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 1022, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 24,625,000	$ 24,625,000
Series PA 523, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,000,000	14,000,000
Series PA 921, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,300,000	17,300,000
Series PT 06 3385, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,320,000	6,320,000
Series Putters 499, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 620, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,820,000	7,820,000
Series Putters 622, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,910,000	6,910,000
Series Putters 624, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,695,000	1,695,000
Series Putters 998, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	19,445,000	19,445,000
Series ROC II R 441, 3.65% (Liquidity Facility Citibank NA) (a)(c)	3,200,000	3,200,000
Series ROC II R 9067, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	12,285,000	12,285,000
Series ROC II R406, 3.65% (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Series SGB 25, 3.64% (Liquidity Facility Societe Generale) (a)(c)	49,900,000	49,900,000
Series 1, 3.67% 2/8/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	65,900,000	65,900,000
Series 5A, 3.65% 2/15/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	7,000,000	7,000,000
Series 6, 3.52% 2/8/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	40,100,000	40,100,000
New York City Trans. Fin. Auth. Participating VRDN Series Eagle 06 0149, 3.66% (Liquidity Facility Citibank NA) (a)(c)	10,500,000	10,500,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 3.66% (Liquidity Facility Citibank NA) (a)(c)	7,000,000	7,000,000
Series EGL 00 3206 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev. Participating VRDN: - continued
Series EGL 01 3202 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	$ 3,300,000	$ 3,300,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	11,000,000	11,000,000
Series MACN 05 S, 3.64% (Liquidity Facility Bank of America NA) (a)(c)	9,995,000	9,995,000
Series Putters 1247Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,195,000	7,195,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	29,085,000	29,085,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series SG 99, 3.63% (Liquidity Facility Societe Generale) (a)(c)	14,600,000	14,600,000
Series SGC 06 C Class A, 3.63% (Liquidity Facility Societe Generale) (a)(c)	15,985,000	15,985,000
New York Mtg. Agcy. Participating VRDN Series LB 06 K67, 3.59% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	11,610,000	11,610,000
New York State Mtg. Agcy. Homeowner 3.73% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	5,000,000	5,000,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series EGL 03 2 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	4,720,000	4,720,000
Series EGL 06 25 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,500,000	6,500,000
Series EGL 07 0002, 3.66% (Liquidity Facility Citibank NA) (a)(c)	35,000,000	35,000,000
Series EGL 07 0003, 3.66% (Liquidity Facility Citibank NA) (a)(c)	30,560,000	30,560,000
Series Floaters 06 1417, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	15,300,000	15,300,000
Series Floaters 06 1418, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	33,162,000	33,162,000
Series Merlots 00 G, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	22,920,000	22,920,000
Series Merlots 00 X, 3.52% (Liquidity Facility Bank of New York, New York) (a)(c)	10,565,000	10,565,000
Series Merlots 01 A30, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,940,000	5,940,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs. Participating VRDN: - continued
Series MSDW 00 305, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	$ 4,870,000	$ 4,870,000
Series PA 1088, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series PA 1265, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,000,000	15,000,000
Series PA 781R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,655,000	6,655,000
Series PT 2247, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,160,000	5,160,000
Series PT 2541, 3.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,805,000	10,805,000
Series Putters 1187, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,570,000	5,570,000
Series Putters 588, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,580,000	2,580,000
Series ROC II R 6053, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,500,000	3,500,000
Series ROC II R6052, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,190,000	4,190,000
Series SGA 01 132, 3.5% (Liquidity Facility Societe Generale) (a)(c)	1,805,000	1,805,000
Series Solar 05 05, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	14,520,000	14,520,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.) Subseries C3, 3.5%, LOC Citibank NA, VRDN (a)(b)	21,500,000	21,500,000
Series C2, 3.55%, LOC Citibank NA, VRDN (a)(b)	6,925,000	6,925,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Merlots B20, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,320,000	5,320,000
Series PT 1424, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,200,000	10,200,000
Series Putters 1372, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,770,000	7,770,000
Series Putters 611, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,620,000	2,620,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN: - continued
Series Putters 613, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 8,125,000	$ 8,125,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 3.66% (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
New York State Hsg. Fin. Agcy. Rev.:
(1115 First Avenue Apts. Hsg. Proj.) Series A, 3.55%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	12,900,000	12,900,000
(17th St. Proj.) Series A, 3.54%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	76,900,000	76,900,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	27,700,000	27,700,000
(250 West 93rd Street Hsg. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (a)(b)	30,500,000	30,500,000
(350 West 43rd Street Proj.) Series 2001 A, 3.54%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,600,000	5,600,000
(70 Battery Place Proj.) Series 1999 A, 3.51%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.55%, LOC Fannie Mae, VRDN (a)(b)	32,500,000	32,500,000
Series 1999 A, 3.55%, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
(Archstone Westbury Hsg. Proj.) Series A, 3.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,550,000	3,550,000
(Biltmore Tower Hsg. Proj.) Series A, 3.55%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Clinton Green North Hsg. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (a)(b)	98,000,000	98,000,001
(Clinton Green South Hsg. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (a)(b)	60,000,000	60,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.55%, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
Series 2000 A, 3.55%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(East 76th Street Apts. Proj.) Series A, 3.53%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	2,000,000	2,000,000
(Kew Garden Hills Apts. Proj.) Series A, 3.5%, LOC Fannie Mae, VRDN (a)(b)	20,100,000	20,100,000
(Parkledge Apts. Hsg. Proj.) Series A, 3.47%, LOC Freddie Mac, VRDN (a)(b)	26,500,000	26,500,000
(Reverend Polite Avenue Apts. Proj.) Series A, 3.55%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	16,000,000	16,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Sea Park West Hsg. Proj.) 3.52%, LOC Freddie Mac, VRDN (a)(b)	$ 14,900,000	$ 14,900,000
(South Cove Plaza Proj.) Series A, 3.52%, LOC Freddie Mac, VRDN (a)(b)	13,100,000	13,100,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 3.48%, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
Series 2001 A, 3.48%, LOC Freddie Mac, VRDN (a)(b)	5,000,000	5,000,000
(West 20th Street Proj.) Series A:
3.51%, LOC Fannie Mae, VRDN (a)(b)	13,345,000	13,345,000
3.51%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Series A:
3.53%, LOC Bank of America NA, VRDN (a)(b)	52,800,000	52,800,000
3.54%, LOC Fannie Mae, VRDN (a)(b)	11,300,000	11,300,000
3.5%, LOC Freddie Mac, VRDN (a)(b)	65,100,000	65,100,000
3.51%, LOC Freddie Mac, VRDN (a)(b)	31,600,000	31,600,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,365,000	2,365,000
Series Merlots 97 J, 3.57% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	9,185,000	9,185,000
Series MSTC 00 89, 3.77% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	2,015,000	2,015,000
Series Putters 1333, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	9,925,000	9,925,000
Series ROC II R181, 3.68% (Liquidity Facility Citibank NA) (a)(b)(c)	11,925,000	11,925,000
Series ROC II R404, 3.68% (Liquidity Facility Citibank NA) (a)(b)(c)	2,965,000	2,965,000
(Homeowner Mtg. Proj.) Series 122, 3.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	1,900,000	1,900,000
Series 115, 3.52% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	35,000,000	35,000,000
Series 2005 129, 3.53% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	28,200,000	28,200,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,960,000	6,960,000
Series PT 3216, 3.63% (Liquidity Facility DEPFA BANK PLC) (a)(c)	3,865,000	3,865,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Gen. Rev. Participating VRDN: - continued
Series Putters 1455, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 3,995,000	$ 3,995,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	1,000,000	1,000,000
Series MT 199, 3.63% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	7,995,000	7,995,000
New York State Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,930,000	6,930,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,985,000	1,985,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 633, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,765,000	4,765,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 03 52 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
Series MS 00 433, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	650,000	650,000
Series MS 06 1401, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	13,000,000	13,000,000
Series PA 536, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,445,000	6,445,000
Series PT 1399, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	19,190,000	19,190,000
Series PT 2018, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,395,000	8,395,000
Series PT 2271, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,475,000	5,475,000
Series Putters 129, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	12,865,000	12,865,000
Series Putters 305, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	9,910,000	9,910,000
Series Putters 307, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 387, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,960,000	20,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 628, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 7,365,000	$ 7,365,000
Series Putters 830, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,545,000	15,545,000
Series ROC II R1039, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,805,000	5,805,000
Series ROC II R3003, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,635,000	6,635,000
Series ROC II R4052, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	17,125,000	17,125,000
Series ROC II R4556, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,175,000	5,175,000
BAN 4.25% 6/29/07	21,800,000	21,853,192
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,495,000	3,495,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 3.76%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	5,860,000	5,860,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,060,000	5,060,000
Rensselaer Tobacco Asset Securitization Corp. Participating VRDN Series PA 1346, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,130,000	9,130,000
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC 656CE, 3.65% (Liquidity Facility Citibank NA) (a)(c)	3,750,000	3,750,000
Series ROC II R 9045, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,655,000	8,655,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.64%, LOC European American Bank Uniondale, VRDN (a)(b)	2,870,000	2,870,000
Rochester Gen. Oblig. BAN Series II, 4% 10/19/07	27,880,000	27,968,220
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	42,800,000	42,957,102
TAN:
4% 12/20/07	55,700,000	55,923,809
4% 12/20/07	21,000,000	21,080,829
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,725,000	2,725,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Sales Tax Asset Receivables Corp. Participating VRDN:
Series EGL 04 48 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	$ 9,400,000	$ 9,400,000
Series PT 3521, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	20,100,000	20,100,000
Series Putters 564, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,135,000	7,135,000
Series Putters 599, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,745,000	3,745,000
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285,000	6,285,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.56%, LOC Keybank Nat'l. Assoc., VRDN (a)	695,000	695,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.54%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Syracuse Gen. Oblig. RAN Series D, 4.25% 7/10/07, LOC Bank of America NA	9,000,000	9,028,279
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 835, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,650,000	25,650,000
Series PT 875, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,450,000	4,450,000
Series PT 893, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(c)	43,090,000	43,090,000
Series Putters 533, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,255,000	5,255,000
Series Putters 600, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,245,000	5,245,000
Series Putters 680, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	10,555,000	10,555,000
Series ROC II R4508, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,650,000	5,650,000
Series ROC II R6500, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,615,000	2,615,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,200,000	13,200,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series MS 06 1426, 3.63% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,113,500	$ 5,113,500
Series PA 1070, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,995,000	15,995,000
Series PA 1074, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,400,000	17,400,000
Series PA 948, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,590,000	17,590,000
Series PA 956, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,995,000	8,995,000
Series PT 1092, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,045,000	5,045,000
Series ROC II R1008, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,450,000	7,450,000
Series SGB 43, 3.64% (Liquidity Facility Societe Generale) (a)(c)	3,650,000	3,650,000
Series 2005 A, 3.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	36,730,000	36,730,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 3.76%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	880,000	880,000
Upstate Telecommunications Corp. Rev. 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	16,565,000	16,565,000
West Babylon Union Free School District TAN 4% 6/28/07	11,000,000	11,022,913
Westchester Tobacco Asset Securitization Corp. Participating VRDN Series PA 1322, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,680,000	13,680,000
		3,869,816,842
New York & New Jersey - 8.0%
Port Auth. of New York & New Jersey:
Bonds Series 7, 5% 7/15/07 (b)	3,125,000	3,143,051
Participating VRDN:
Series EGL 03 59 Class A, 3.65% (Liquidity Facility Citibank NA) (a)(c)	7,870,000	7,870,000
Series EGL 06 0134, 3.65% (Liquidity Facility Citibank NA) (a)(c)	34,150,000	34,150,000
Series EGL 06 107 Class A, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	64,600,000	64,600,000
Series EGL 06 45 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(b)(c)	13,860,000	13,860,000
Series MS 06 1571, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)(c)	8,800,000	8,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series MT 338, 3.66% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	$ 41,960,000	$ 41,960,000
Series MT 56, 3.66% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,000,000	10,000,000
Series PA 1251, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,800,000	9,800,000
Series PA 1332, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,895,000	5,895,000
Series PA 1365, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,570,000	9,570,000
Series PA 1377 R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,405,000	4,405,000
Series PT 1269, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,900,000	4,900,000
Series PT 3177, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	11,095,000	11,095,000
Series PT 3813, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	13,965,000	13,965,000
Series PT MT 246, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,995,000	7,995,000
Series Putters 1546, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,400,000	9,400,000
Series ROC II 238, 3.67% (Liquidity Facility Citibank NA) (a)(b)(c)	6,705,000	6,705,000
Series ROC II R42, 3.67% (Liquidity Facility Citibank NA) (a)(b)(c)	6,155,000	6,155,000
Series ROC II R475, 3.64% (Liquidity Facility Citibank NA) (a)(c)	2,940,000	2,940,000
Series Solar 06 16, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	7,450,000	7,450,000
Series Stars 121, 3.66% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,820,000	6,820,000
Series 1991 2, 3.69%, VRDN (a)(b)(d)	6,400,000	6,400,000
Series 2001 2, 3.74%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 2, 3.66%, VRDN (a)	8,300,000	8,300,000
Series 2004 3, 3.66%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 3.74%, VRDN (a)(b)	3,540,000	3,540,000
Series 3, 3.66%, VRDN (a)	22,120,000	22,120,000
Series A, 3.58% 3/6/07 (Liquidity Facility Landesbank Hessen-Thuringen), CP (b)	5,250,000	5,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 3.57% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 2,245,000	$ 2,245,000
Series PA 1258, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,000,000	4,000,000
		360,198,051
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series EGL 01 5101 Class A, 3.62% (Liquidity Facility Citibank NA) (a)(c)	9,725,000	9,725,000
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $4,239,739,893)		4,239,739,893
NET OTHER ASSETS - 6.2%		278,783,044
NET ASSETS - 100%		$ 4,518,522,937
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,830,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	3/3/05	$ 16,435,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/7/06	$ 4,995,000
Port Auth. of New York & New Jersey Series 1991 2, 3.69%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 24,904

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Fidelity New York Municipal Money Market Fund

Statement of Assets and Liabilities

	January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,239,739,893)		$ 4,239,739,893
Cash		214,884,947
Receivable for fund shares sold		106,906,976
Interest receivable		29,228,160
Prepaid expenses		17,405
Other receivables		818,081
Total assets		4,591,595,462

Liabilities
Payable for investments purchased	$ 22,012,756
Payable for fund shares redeemed	48,542,217
Distributions payable	151,706
Accrued management fee	1,338,720
Other affiliated payables	903,562
Other payables and accrued expenses	123,564
Total liabilities		73,072,525

Net Assets		$ 4,518,522,937
Net Assets consist of:
Paid in capital		$ 4,517,920,301
Undistributed net investment income		162,442
Accumulated undistributed net realized gain (loss) on investments		440,194
Net Assets, for 4,515,436,163 shares outstanding		$ 4,518,522,937
Net Asset Value, offering price and redemption price per share ($4,518,522,937 ÷ 4,515,436,163 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2007

Investment Income
Interest		$ 133,218,316
Income from Fidelity Central Funds		24,904
Total income		133,243,220

Expenses
Management fee	$ 14,436,358
Transfer agent fees	4,751,438
Accounting fees and expenses	331,567
Custodian fees and expenses	61,231
Independent trustees' compensation	13,858
Registration fees	128,313
Audit	51,587
Legal	22,751
Miscellaneous	209,793
Total expenses before reductions	20,006,896
Expense reductions	(4,647,493)	15,359,403
Net investment income		117,883,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		531,121
Net increase in net assets resulting from operations		$ 118,414,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 117,883,817	$ 69,051,337
Net realized gain (loss)	531,121	149,598
Net increase in net assets resulting from operations	118,414,938	69,200,935
Distributions to shareholders from net investment income	(117,867,515)	(69,025,239)
Distributions to shareholders from net realized gain	-	(331,739)
Total distributions	(117,867,515)	(69,356,978)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,398,267,213	10,562,142,297
Reinvestment of distributions	116,040,702	68,497,185
Cost of shares redeemed	(12,580,224,695)	(10,264,518,865)
Net increase (decrease) in net assets and shares resulting from share transactions	934,083,220	366,120,617
Total increase (decrease) in net assets	934,630,643	365,964,574

Net Assets
Beginning of period	3,583,892,294	3,217,927,720
End of period (including undistributed net investment income of $162,442 and undistributed net investment income of $55,203, respectively)	$ 4,518,522,937	$ 3,583,892,294

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Years ended January 31,
	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.021	.008	.006	.010
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.030	.021	.008	.006	.010
Distributions from net investment income	(.030)	(.021)	(.008)	(.006)	(.010)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.030)	(.021)	(.008)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.06%	2.11%	.80%	.61%	1.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.51%	.51%	.52%	.51%	.51%
Expenses net of fee waivers, if any	.51%	.51%	.52%	.51%	.51%
Expenses net of all reductions	.39%	.40%	.50%	.50%	.48%
Net investment income	3.02%	2.08%	.81%	.61%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,518,523	$ 3,583,892	$ 3,217,928	$ 2,806,304	$ 2,744,750

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2007

1. Significant Accounting Policies.

Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the Funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On January 18, 2007, the Board of Trustees of Fidelity New York AMT Tax-Free Money Market Fund approved the creation of additional classes of shares. The Fund is expected to commence sale of shares of Institutional Class and Service Class and the existing class will be designated New York AMT Tax-Free Money Market on or about April 25, 2007. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New York. The Funds may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity New York AMT Tax-Free Money Market Fund	$ 2,185,029,695	$ -	$ -	$ -
Fidelity New York Municipal Money Market Fund	4,239,739,893	-	-	-
Undistributed Ordinary Income
Fidelity New York AMT Tax-Free Money Market Fund	$ 251,876
Fidelity New York Municipal Money Market Fund	165,034

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2007	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New York AMT Tax-Free Money Market Fund	$ 58,872,036	$ -	$ -	$ 58,872,036
Fidelity New York Municipal Money Market Fund	117,867,515	-	-	117,867,515
January 31, 2006	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New York AMT Tax-Free Money Market Fund	$ 30,266,254	$ -	$ -	$ 30,266,254
Fidelity New York Municipal Money Market Fund	69,025,239	-	331,739	69,356,978

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fidelity New York Municipal Money Market Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of ..25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide Fidelity New York AMT Tax-Free Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

On March 15, 2007, the Board of Trustees approved an amendment to the Fidelity New York AMT Tax-Free Money Market Fund's management contract lowering the management fee from .43% to .20% of average net assets. Under the amended management contract, effective April 1, 2007, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, on March 15, 2007, the Board of Trustees of Fidelity New York AMT Tax-Free Money Market Fund approved a new expense contract with FMR for the existing class, effective April 1, 2007. Under the expense contract, FMR will pay class-level expenses so that total expenses do not exceed .35% of the class' average net assets with certain exceptions such as interest expense, including commitment fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fidelity New York Municipal Money Market. Citibank has entered into a sub-arrangement with Fidelity Service

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

On March 15, 2007, the Board of Trustees of Fidelity New York AMT Tax-Free Money Market Fund approved a new transfer agent contract with Citibank and a new sub-arrangement with Fidelity Service Company, Inc. (FSC). Effective April 1, 2007, the existing class will pay a transfer agent fee of .10% of average net assets. FSC will pay for typesetting, printing and mailing of shareholder reports, except proxy statements.

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity New York AMT Tax-Free Money Market Fund	.40%	$ 558,403

In addition, through an arrangement with Fidelity New York AMT Tax-Free Money Market Fund's custodian and transfer agent, $1,591,775 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions - continued

Through arrangements with Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity New York Municipal Money Market Fund	$ 61,231	$ 4,418,802	$ 167,460

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and the Shareholders of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (funds of Fidelity New York Municipal Trust II), including the schedules of investments, as of January 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund as of January 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Annual Report

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 15, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of New York Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Michael J. Marchese (49)

Year of Election or Appointment: 2004

Vice President of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming current responsibilities, Mr. Marchese worked as a legal analyst, director of research, and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of New York Municipal Money Market and New York AMT Tax-Free Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986

Assistant Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Money Market and New York AMT Tax-Free Money Market.. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity New York Municipal Money Market Fund	$484,015
Fidelity New York AMT Tax-Free Money Market Fund	$151,733

During fiscal year ended 2007, 100% of each fund's income dividends were free from federal income tax, and 37.28% and 0% of Fidelity New York Municipal Money Market Fund and Fidelity New York AMT Tax-Free Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-UANN-0307
1.789256.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2007, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity New York AMT Tax-Free Money Market Fund	$27,000	$26,000
Fidelity New York Municipal Money Market Fund	$29,000	$29,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,700,000	$5,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity New York AMT Tax-Free Money Market Fund	$0	$0
Fidelity New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity New York AMT Tax-Free Money Market Fund	$4,200	$3,500
Fidelity New York Municipal Money Market Fund	$4,200	$3,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity New York AMT Tax-Free Money Market Fund	$0	$0
Fidelity New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate fees billed by Deloitte Entities of $725,000A and $425,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$190,000	$175,000
Non-Covered Services	$535,000	$250,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 16, 2007